Allmerica Advantage/
ExecAnnuity Plus

Allmerica Immediate Advantage
Variable Annuity

Allmerica Premier Choice

ALLMERICA
FINANCIAL®

SEMI-ANNUAL REPORT

JUNE 30, 2006

Please see important Prospectus Supplements in the back of this document.

General Information

As of 6/30/06

Investment Advisers

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, New York 10005

Goldman Sachs Capital Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Money Market Fund

Goldman Sachs Structured U.S. Equity Fund

Investment Sub-Adviser

SSgA Funds Management, Inc.

One Lincoln Street, Boston, MA 02111

Goldman Sachs Equity Index Fund

Investment Advisers (continued)

Goldman Sachs Asset Management International

10-15 Newgate Street, London, England EC1A7HD

Goldman Sachs International Equity Fund

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Basic Value Fund

AIM V.I. Core Equity Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Global Health Care Fund

AIM V.I. Large Cap Growth Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Small/Mid Cap Value Portfolio

AllianceBernstein Value Portfolio

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Growth Opportunities Series

Deutsche Asset Management Inc.

345 Park Avenue, New York, NY 10154

DWS Dreman Financial Services VIP

DWS Technology VIP

Eaton Vance Management

255 State Street, Boston, MA 02109

Eaton Vance VT Floating-Rate Income Fund

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Growth and Income Securities Fund

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small-Mid Cap Growth Securities Fund

Franklin Advisory Services, LLC

One Parker Plaza, Fort Lee, NJ 07024

FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Growth and Income Portfolio

Janus Aspen Large Cap Growth Portfolio

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Mid Cap Growth Series

MFS New Discovery Series

MFS Total Return Series

MFS Utilities Series

Mondrian Investment Partners Ltd.

80 Cheapside, London, EC2V6EE, United Kingdom

Delaware VIP International Value Equity Series

Oppenheimer Funds, Inc.

225 Liberty Street, New York, NY 10281

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Emerging Markets VCT Portfolio

Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC

500 East Broward Blvd., Fort Lauderdale, FL 33394

FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

Allmerica Advantage/ExecAnnuity Plus (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-7881.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 1.25%, Administration 0.20%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8% to 0% over 9 years as follows: year 1-8%, year 2-8%, year 3-7%, year 4-6%, year 5-5%, year 6-4%, year 7-3%, year 8-2%, year 9-1%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0025(04/04)

Product Performance Summary

Allmerica Advantage/ExecAnnuity Plus (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Advantage/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Surrender Charge and Contract Fee			With Surrender Charge and Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Capital Growth Fund	1/9/06	N/A	N/A	-4.81%	N/A	N/A	-11.87%
Goldman Sachs Core Fixed Income Fund	1/9/06	N/A	N/A	-1.70%	N/A	N/A	-8.89%
Goldman Sachs Equity Index Fund	1/9/06	N/A	N/A	-1.58%	N/A	N/A	-8.88%
Goldman Sachs Government Income Fund	1/9/06	N/A	N/A	-1.29%	N/A	N/A	-8.46%
Goldman Sachs Growth Opportunities Fund	1/9/06	N/A	N/A	-5.82%	N/A	N/A	-12.73%
Goldman Sachs International Equity Fund	1/9/06	N/A	N/A	-0.61%	N/A	N/A	-7.94%
Goldman Sachs Mid Cap Value Fund	1/9/06	N/A	N/A	0.74%	N/A	N/A	-6.67%
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	1.33%	N/A	N/A	-6.02%
Goldman Sachs Structured U.S. Equity Fund	1/9/06	N/A	N/A	-2.22%	N/A	N/A	-9.47%

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	8/1/00	7.18%	-1.09%	-5.04%	-0.58%	-2.06%	-5.70%
AIM V.I. Core Equity Fund	8/1/00	7.54%	-2.84%	-5.54%	-0.23%	-3.77%	-6.17%
AIM V.I. Global Health Care Fund	8/1/00	5.94%	0.41%	-0.15%	-1.72%	-0.54%	-0.80%
AIM V.I. Large Cap Growth Fund	5/1/01	4.11%	-3.36%	-4.25%	-3.39%	-4.25%	-4.94%
AIM V.I. Basic Value Fund (Series II Shares)	5/1/02	5.10%	N/A	3.02%	-2.48%	N/A	1.89%
AIM V.I. Capital Development Fund (Series II Shares)	5/1/02	16.09%	N/A	6.48%	8.09%	N/A	5.48%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio	8/1/00	4.63%	1.31%	2.79%	-3.01%	0.29%	2.12%
AllianceBernstein Large Cap Growth Portfolio	8/1/00	4.89%	-3.27%	-8.22%	-2.72%	-4.24%	-8.88%
AllianceBernstein Small/Mid Cap Value Portfolio	5/1/02	10.83%	N/A	10.25%	2.85%	N/A	9.35%
AllianceBernstein Value Portfolio	5/1/02	8.45%	N/A	6.33%	0.64%	N/A	5.32%

Delaware VIP Trust
Delaware VIP International Value Equity Series	5/6/93	18.08%	10.66%	7.92%	9.99%	9.90%	7.84%
Delaware VIP Growth Opportunities Series (Service Class)	8/1/00	12.55%	3.95%	-1.67%	4.53%	3.06%	-2.30%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage/ExecAnnuity Plus (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Advantage/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Surrender Charge and Contract Fee			With Surrender Charge and Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

DWS Variable Series II
DWS Dreman Financial Services VIP	8/1/00	6.83%	3.85%	6.49%	-0.88%	2.96%	5.98%
DWS Technology VIP	8/1/00	-1.68%	-6.51%	-14.07%	-8.79%	-7.40%	-14.67%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	5/1/01	2.98%	1.09%	1.11%	-4.44%	0.16%	0.39%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	5/4/94	3.15%	1.84%	4.66%	-4.33%	0.85%	4.62%
Fidelity VIP Equity-Income Portfolio	9/5/91	11.05%	3.67%	6.98%	2.80%	2.50%	6.78%
Fidelity VIP Growth Portfolio	9/5/91	6.44%	-2.96%	4.67%	-1.48%	-4.20%	4.47%
Fidelity VIP High Income Portfolio	9/24/91	4.53%	6.17%	1.57%	-3.09%	5.28%	1.45%
Fidelity VIP Overseas Portfolio	9/5/91	25.80%	6.17%	5.44%	17.70%	5.25%	5.34%
Fidelity VIP Contrafund Portfolio (Service Class 2)	5/1/01	15.46%	7.91%	7.21%	7.44%	7.15%	6.61%
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	8/1/00	3.41%	-0.49%	-4.10%	-4.04%	-1.41%	-4.71%
Fidelity VIP Mid Cap Portfolio (Service Class 2)	5/1/02	20.55%	N/A	14.65%	12.55%	N/A	13.86%
Fidelity VIP Value Strategies Portfolio (Service Class 2)	5/1/02	9.12%	N/A	7.51%	1.26%	N/A	6.54%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund	8/1/00	6.32%	2.68%	3.63%	-1.34%	1.76%	3.05%
FT VIP Franklin Large Cap Growth Securities Fund	5/1/02	0.91%	N/A	1.65%	-6.36%	N/A	0.53%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	8/1/00	9.23%	0.79%	-4.07%	1.32%	-0.19%	-4.73%
FT VIP Mutual Shares Securities Fund	5/1/02	12.88%	N/A	6.93%	4.88%	N/A	5.94%
FT VIP Templeton Foreign Securities Fund	5/1/02	17.35%	N/A	8.01%	9.34%	N/A	7.04%

Janus Aspen Series (Service Shares)
Janus Aspen Growth and Income Portfolio	8/1/00	11.17%	1.21%	-2.06%	3.13%	0.24%	-2.72%
Janus Aspen Large Cap Growth Portfolio	8/1/00	5.94%	-3.57%	-7.64%	-1.74%	-4.53%	-8.30%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage/ExecAnnuity Plus (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Advantage/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Surrender Charge and Contract Fee			With Surrender Charge and Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/02	3.63%	N/A	1.42%	-3.84%	N/A	0.31%
MFS New Discovery Series	5/1/02	9.94%	N/A	1.73%	2.03%	N/A	0.61%
MFS Total Return Series	5/1/02	2.20%	N/A	3.88%	-5.16%	N/A	2.79%
MFS Utilities Series	5/1/02	15.08%	N/A	14.64%	7.08%	N/A	13.86%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	5/1/02	0.05%	N/A	4.48%	-7.16%	N/A	3.42%
Oppenheimer Capital Appreciation Fund/VA	5/1/02	5.56%	N/A	2.02%	-2.05%	N/A	0.90%
Oppenheimer Global Securities Fund/VA	5/1/02	17.09%	N/A	9.68%	9.09%	N/A	8.77%
Oppenheimer High Income Fund/VA	5/1/02	2.51%	N/A	5.76%	-4.88%	N/A	4.73%
Oppenheimer Main Street Fund/VA	5/1/02	7.84%	N/A	3.37%	0.07%	N/A	2.27%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	8/1/00	40.43%	20.13%	10.41%	32.42%	19.63%	9.98%
Pioneer Real Estate Shares VCT Portfolio	8/1/00	21.65%	18.30%	16.37%	13.63%	17.78%	16.04%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	5/1/95	21.06%	4.68%	3.05%	12.96%	3.72%	2.96%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Allmerica Immediate Advantage Variable Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-7881.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 1.25%, Administration 0.20%).

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0031(04/04)

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

	Net of All Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Capital Growth Fund	1/9/06	N/A	N/A	-4.81%
Goldman Sachs Core Fixed Income Fund	1/9/06	N/A	N/A	-1.70%
Goldman Sachs Equity Index Fund	1/9/06	N/A	N/A	-1.58%
Goldman Sachs Government Income Fund	1/9/06	N/A	N/A	-1.29%
Goldman Sachs Growth Opportunities Fund	1/9/06	N/A	N/A	-5.82%
Goldman Sachs International Equity Fund	1/9/06	N/A	N/A	-0.61%
Goldman Sachs Mid Cap Value Fund	1/9/06	N/A	N/A	0.74%
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	1.33%
Goldman Sachs Structured U.S. Equity Fund	1/9/06	N/A	N/A	-2.22%

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	5/1/01	7.18%	-1.09%	-0.86%
AIM V.I. Core Equity Fund	5/1/01	7.54%	-2.84%	-3.55%
AIM V.I. Global Health Care Fund	5/1/01	5.93%	0.41%	0.96%
AIM V.I. Large Cap Growth Fund	5/1/01	4.11%	-3.36%	-4.26%
AIM V.I. Basic Value Fund (Series II Shares)	5/1/02	5.10%	N/A	3.02%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio	5/1/01	4.63%	1.31%	0.92%
AllianceBernstein Large Cap Growth Portfolio	5/1/01	4.89%	-3.27%	-4.61%
AllianceBernstein Small/Mid Cap Value Portfolio	5/1/02	10.83%	N/A	10.25%
AllianceBernstein Value Portfolio	5/1/02	8.45%	N/A	6.33%

Delaware VIP Trust
Delaware VIP International Value Equity Series	2/1/00	18.07%	10.66%	8.06%
Delaware VIP Growth Opportunities Series (Service Class)	5/1/01	12.55%	3.95%	4.05%

DWS Variable Series II
DWS Dreman Financial Services VIP	5/1/01	6.83%	3.84%	4.58%
DWS Technology VIP	5/1/01	-1.69%	-6.52%	-7.65%

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

	Net of All Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	5/1/01	2.98%	1.09%	1.11%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	2/1/00	3.15%	1.84%	0.35%
Fidelity VIP Equity-Income Portfolio	2/1/00	11.05%	3.67%	4.40%
Fidelity VIP Growth Portfolio	2/1/00	6.45%	-2.96%	-5.73%
Fidelity VIP High Income Portfolio	2/1/00	4.53%	6.17%	-0.50%
Fidelity VIP Overseas Portfolio	2/1/00	25.80%	6.17%	0.00%
Fidelity VIP Contrafund Portfolio (Service Class 2)	5/1/01	15.46%	7.91%	7.21%
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	5/1/01	3.42%	-0.49%	-0.85%
Fidelity VIP Mid Cap Portfolio (Service Class 2)	5/1/02	20.55%	N/A	14.65%
Fidelity VIP Value Strategies Portfolio (Service Class 2)	5/1/02	9.12%	N/A	7.51%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund	5/1/01	6.32%	2.68%	0.38%
FT VIP Franklin Small Cap Value Securities Fund	5/1/02	16.87%	N/A	9.98%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	5/1/01	9.23%	0.79%	0.34%
FT VIP Mutual Shares Securities Fund	5/1/02	12.88%	N/A	6.93%
FT VIP Templeton Foreign Securities Fund	5/1/02	17.35%	N/A	8.01%

Janus Aspen Series (Service Shares)
Janus Aspen Growth and Income Portfolio	5/1/01	11.17%	1.21%	0.35%
Janus Aspen Large Cap Growth Portfolio	5/1/01	5.94%	-3.58%	-4.79%

MFS Variable Insurance Trust (Service Class)
MFS Total Return Series	5/1/02	2.20%	N/A	3.87%

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

	Net of All Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	5/1/02	0.05%	N/A	4.48%
Oppenheimer Capital Appreciation Fund/VA	5/1/02	5.55%	N/A	2.02%
Oppenheimer Global Securities Fund/VA	5/1/02	17.09%	N/A	9.68%
Oppenheimer High Income Fund/VA	5/1/02	2.51%	N/A	5.76%
Oppenheimer Main Street Fund/VA	5/1/02	7.84%	N/A	3.37%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	5/1/01	40.43%	20.12%	19.49%
Pioneer Real Estate Shares VCT Portfolio	5/1/01	21.65%	18.30%	19.12%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	2/1/00	21.06%	4.68%	-1.64%

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Allmerica Premier Choice (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-7881.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge (M&E 1.30%, Administration 0.20%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions).

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0034(04/04)

Product Performance Summary

Allmerica Premier Choice (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Premier Choice sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Contract Fee				With Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Capital Growth Fund	1/9/06	N/A	N/A	-4.84%	N/A	N/A	N/A	-4.97%
Goldman Sachs Core Fixed Income Fund	1/9/06	N/A	N/A	-1.73%	N/A	N/A	N/A	-1.98%
Goldman Sachs Equity Index Fund	1/9/06	N/A	N/A	-1.60%	N/A	N/A	N/A	-1.76%
Goldman Sachs Government Income Fund	1/9/06	N/A	N/A	-1.31%	N/A	N/A	N/A	-1.46%
Goldman Sachs Growth Opportunities Fund	1/9/06	N/A	N/A	-5.84%	N/A	N/A	N/A	-5.92%
Goldman Sachs International Equity Fund	1/9/06	N/A	N/A	-0.63%	N/A	N/A	N/A	-0.82%
Goldman Sachs Mid Cap Value Fund	1/9/06	N/A	N/A	0.71%	N/A	N/A	N/A	0.53%
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	1.30%	N/A	N/A	N/A	1.07%
Goldman Sachs Structured U.S. Equity Fund	1/9/06	N/A	N/A	-2.24%	N/A	N/A	N/A	-2.35%

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	10/1/01	7.13%	N/A	5.45%	7.05%	N/A	0.82%	5.36%
AIM V.I. Core Equity Fund	10/1/01	7.49%	N/A	0.73%	7.45%	N/A	3.13%	0.68%
AIM V.I. Global Health Care Fund	10/1/01	5.88%	N/A	1.63%	5.86%	N/A	5.85%	1.60%
AIM V.I. Large Cap Growth Fund	10/1/01	4.06%	N/A	0.84%	4.05%	N/A	-7.21%	0.83%
AIM V.I. Basic Value Fund (Series II Shares)	5/1/02	5.05%	N/A	2.97%	4.94%	N/A	3.08%	2.84%
AIM V.I. Capital Development Fund (Series II Shares)	5/1/02	16.04%	N/A	6.43%	16.03%	N/A	5.26%	6.42%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth and Income Portfolio	10/1/01	4.57%	N/A	4.81%	4.38%	N/A	7.68%	4.61%
AllianceBernstein Large Cap Growth Portfolio	10/1/01	4.84%	N/A	0.88%	4.63%	N/A	4.60%	0.64%
AllianceBernstein Small/Mid Cap Value Portfolio	5/1/02	10.78%	N/A	10.19%	10.76%	N/A	12.61%	10.18%
AllianceBernstein Value Portfolio	5/1/02	8.40%	N/A	6.28%	8.38%	N/A	5.30%	6.26%

Delaware VIP Trust
Delaware VIP International Value Equity Series	10/1/01	18.02%	N/A	14.69%	18.00%	N/A	6.64%	14.68%
Delaware VIP Growth Opportunities Series (Service Class)	10/1/01	12.49%	N/A	10.20%	12.48%	N/A	5.89%	10.18%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Premier Choice sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Contract Fee				With Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

DWS Variable Series II
DWS Dreman Financial Services VIP	10/1/01	6.77%	N/A	6.23%	6.75%	N/A	2.76%	6.21%
DWS Technology VIP	10/1/01	-1.74%	N/A	1.89%	-1.74%	N/A	-4.00%	1.88%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	10/1/01	2.93%	N/A	1.07%	2.89%	N/A	1.04%	1.03%

Fidelity Variable Insurance Products Fund
Fidelity VIP Asset Manager Portfolio	10/1/01	3.10%	N/A	3.83%	3.08%	N/A	3.50%	3.81%
Fidelity VIP Equity-Income Portfolio	10/1/01	10.99%	N/A	6.93%	10.74%	N/A	5.76%	6.68%
Fidelity VIP Growth Portfolio	10/1/01	6.39%	N/A	2.19%	6.25%	N/A	3.63%	2.04%
Fidelity VIP High Income Portfolio	10/1/01	4.48%	N/A	8.47%	4.40%	N/A	0.21%	8.41%
Fidelity VIP Overseas Portfolio	10/1/01	25.74%	N/A	11.49%	25.72%	N/A	4.25%	11.47%
Fidelity VIP Contrafund Portfolio (Service Class 2)	10/1/01	15.40%	N/A	10.67%	15.36%	N/A	8.72%	10.64%
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	10/1/01	3.36%	N/A	3.32%	3.36%	N/A	1.56%	3.32%
Fidelity VIP Mid Cap Portfolio (Service Class 2)	5/1/02	20.49%	N/A	14.59%	20.47%	N/A	17.89%	14.57%
Fidelity VIP Value Strategies Portfolio (Service Class 2)	5/1/02	9.06%	N/A	7.46%	9.05%	N/A	8.29%	7.45%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Growth and Income Securities Fund	10/1/01	6.27%	N/A	8.83%	6.26%	N/A	-1.90%	8.82%
FT VIP Franklin Large Cap Growth Securities Fund	5/1/02	0.86%	N/A	1.59%	0.85%	N/A	5.50%	1.59%
FT VIP Franklin Small Cap Value Securities Fund	5/1/02	16.81%	N/A	9.92%	16.80%	N/A	7.29%	9.91%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	10/1/01	9.18%	N/A	7.09%	9.10%	N/A	4.99%	7.02%
FT VIP Mutual Shares Securities Fund	5/1/02	12.82%	N/A	6.88%	12.81%	N/A	8.06%	6.87%
FT VIP Templeton Foreign Securities Fund	5/1/02	17.29%	N/A	7.95%	17.22%	N/A	6.13%	7.87%

Janus Aspen Series (Service Shares)
Janus Aspen Growth and Income Portfolio	10/1/01	11.11%	N/A	5.01%	11.08%	N/A	5.92%	4.98%
Janus Aspen Large Cap Growth Portfolio	10/1/01	5.89%	N/A	2.61%	5.79%	N/A	2.96%	2.50%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Premier Choice sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Contract Fee				With Contract Fee*
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/02	3.57%	N/A	1.37%	3.57%	N/A	-6.77%	1.37%
MFS New Discovery Series	5/1/02	9.89%	N/A	1.68%	9.88%	N/A	5.01%	1.67%
MFS Total Return Series	5/1/02	2.15%	N/A	3.82%	2.13%	N/A	6.72%	3.80%
MFS Utilities Series	5/1/02	15.02%	N/A	14.59%	15.02%	N/A	10.56%	14.58%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	5/1/02	0.00%	N/A	4.43%	0.00%	N/A	5.87%	4.43%
Oppenheimer Capital Appreciation Fund/VA	5/1/02	5.50%	N/A	1.97%	5.49%	N/A	7.02%	1.96%
Oppenheimer Global Securities Fund/VA	5/1/02	17.03%	N/A	9.63%	17.02%	N/A	11.42%	9.61%
Oppenheimer High Income Fund/VA	5/1/02	2.46%	N/A	5.70%	2.38%	N/A	3.77%	5.62%
Oppenheimer Main Street Fund/VA	5/1/02	7.78%	N/A	3.32%	7.77%	N/A	4.77%	3.30%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/1/01	40.36%	N/A	25.77%	40.32%	N/A	17.09%	25.75%
Pioneer Real Estate Shares VCT Portfolio	10/1/01	21.58%	N/A	19.81%	21.54%	N/A	12.18%	19.77%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	10/1/01	21.00%	N/A	8.87%	20.90%	N/A	1.74%	8.77%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-533-7881

Allmerica Advantage • ExecAnnuity Plus

Allmerica Immediate Advantage Variable Annuity • Allmerica Premier Choice

Products are issued by Allmerica Financial Life Insurance and Annuity Company

and distributed by VeraVest Investments, Inc., member NASD/SIPC.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

SAR-AGYANN (06/06)